DEBT SECURITIES IN ISSUE (Details Textual)				1 Months Ended		12 Months Ended
		Sep. 12, 2017 USD ($)	Sep. 04, 2012 USD ($)	Oct. 18, 2017 USD ($)	Jul. 26, 2010 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 05, 2016 COP ($)
Disclosure of debt securities in issue [Line Items]
Borrowings, maturity	[1]					30	30
Notional amount						$ 7,009,473,000,000		$ 8,408,283,000,000
Proceeds from issue of bonds, notes and debentures	[2]					3,013,426,000,000		3,039,485,000,000	$ 2,452,213,000,000
Fee and commission expense						$ 1,082,714,000,000		$ 966,271,000,000	$ 797,513,000,000
Ordinary bonds [Member]
Disclosure of debt securities in issue [Line Items]
Bonds issued										$ 350,000
Banistmo bonds [Member]
Disclosure of debt securities in issue [Line Items]
Bonds issued		$ 500,000
Borrowings, maturity		2022
Proportion of issue price		99.778%
Rate of return		3.73%
Borrowings, interest rate		3.65%
Notional amount		$ 519,842
Subordinated note three [Member]
Disclosure of debt securities in issue [Line Items]
Borrowings, maturity				10 years
Borrowings, interest rate				4.875%
Notes and debentures issued				$ 750,000
Subordinated note two [Member]
Disclosure of debt securities in issue [Line Items]
Proceeds from issue of bonds, notes and debentures			$ 321,152
Subordinated note one [Member]
Disclosure of debt securities in issue [Line Items]
Proceeds from issue of bonds, notes and debentures					$ 360,912
Subordinated notes [Member]
Disclosure of debt securities in issue [Line Items]
Fee and commission expense							$ 4,303
Finance costs							$ 11,233

[1]	The amount includes those presented as cash and cash equivalents and those presented as other assets.
[2]	The issuance costs paid by Bancolombia S.A. amounted to USD 15,535. For further information see Note 17. Debt securities in issue.